SEGMENT REPORTING (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
NET REVENUE		$ 16,398	$ 24,207
GROSS PROFIT		6,321	8,662
Research and development		20	70
Sales and marketing	[1]	967	1,361
Goodwill and Intangible asset impairment		3,850	2,301
Other Income		165	566
NET LOSS		(4,905)	(3,824)
Total Assets		13,018	16,067
Precision Logistics [Member]
NET REVENUE		16,242	23,766
COST OF REVENUE		10,022	15,498
GROSS PROFIT		6,220	8,268
Management and technology		1,937	2,883
Research and development
Sales and marketing		879	944
Other Segment Items		1,329	1,359
Goodwill and Intangible asset impairment		3,850	49
Total Segment expenses		7,995	5,235
Segment (Expense) Income		(1,775)	3,033
Total Assets		10,109	15,795
Authentication [Member]
NET REVENUE		156	441
COST OF REVENUE		55	47
GROSS PROFIT		101	394
Management and technology		52	993
Research and development		20	70
Sales and marketing		8	459
Other Segment Items		(100)	177
Goodwill and Intangible asset impairment			2,266
Total Segment expenses		(20)	3,965
Segment (Expense) Income		121	(3,571)
Total Assets		2,909	272
Consolidated [Member]
NET REVENUE		16,398	24,207
COST OF REVENUE		10,077	15,545
GROSS PROFIT		6,321	8,662
Management and technology		1,989	3,876
Research and development		20	70
Sales and marketing		887	1,403
Other Segment Items		1,229	1,536
Goodwill and Intangible asset impairment		3,850	2,315
Total Segment expenses		7,975	9,200
Segment (Expense) Income		(1,654)	(538)
General and Administrative		(3,416)	(3,852)
Other Income		165	566
NET LOSS		(4,905)	(3,824)
Total Assets		$ 13,018	$ 16,067

[1]	Includes share-based compensation of $801 thousand for the year ended December 31, 2025, and $1,555 thousand for the year ended December 31, 2024.